Taxation - Schedule of Income Taxes Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
United States - Federal Taxes	$ 595
United States - State Taxes	712
Total	36,090	$ 30,843	$ 43,768
Foreign Tax Jurisdiction [Member] | UNITED KINGDOM
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign Payments	6,864
Foreign Tax Jurisdiction [Member] | PERU
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign Payments	14,601
Foreign Tax Jurisdiction [Member] | MEXICO
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign Payments	2,588
Foreign Tax Jurisdiction [Member] | IRELAND
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign Payments	7,232
Foreign Tax Jurisdiction [Member] | CANADA
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign Payments	2,236
Foreign Tax Jurisdiction [Member] | AUSTRIA
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign Payments	(2,981)
Foreign Tax Jurisdiction [Member] | BULGARIA
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign Payments	1,210
Foreign Tax Jurisdiction [Member] | SWITZERLAND
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign Payments	1,026
Foreign Tax Jurisdiction [Member] | Other foreign payments
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign Payments	$ 2,007